UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-05549

REYNOLDS FUNDS, INC.
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Frederick L. Reynolds
Reynolds Capital Management, LLC
3565 South Las Vegas Blvd. #403
Las Vegas, NV 89109
 (Name and address of agent for service)

1-415-265-7167
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  December 31, 2018

Item 1. Schedule of Investments.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS - 82.4% (a)
COMMON STOCKS - 82.4% (a)
Aerospace & Defense - 0.9%
The Boeing Company	1,000	$322,500
General Dynamics Corporation	300	47,163
L3 Technologies, Inc.	200	34,732
Northrop Grumman Corporation	200	48,980
United Technologies Corporation	700	74,536
		527,911
Air Freight & Logistics - 0.2%
Expeditors International of Washington, Inc.	2,000	136,180

Airlines - 0.3%
Allegiant Travel Company	200	20,044
American Airlines Group, Inc.	900	28,899
JetBlue Airways Corporation *	1,000	16,060
Spirit Airlines, Inc. *	1,200	69,504
United Continental Holdings, Inc. *	600	50,238
		184,745
Automobiles - 0.3%
Tesla, Inc. *	500	166,400
Winnebago Industries, Inc.	900	21,789
		188,189
Banks - 0.1%
Bank of America Corporation	1,400	34,496
JPMorgan Chase & Company	500	48,810
		83,306
Beverages - 0.1%
Keurig Dr. Pepper, Inc.	500	12,820
New Age Beverages Corp. *	4,000	20,800
PepsiCo, Inc.	500	55,240
		88,860
Biotechnology - 2.1%
AbbVie, Inc.	500	46,095
Alexion Pharmaceuticals, Inc. *	100	9,736
Alnylam Pharmaceuticals, Inc. *	800	58,328
Amgen, Inc.	700	136,269
BeiGene, Ltd. - ADR *	100	14,026
Biogen, Inc. *	250	75,230
Celgene Corporation *	400	25,636
China Biologic Products Holdings, Inc. *	400	30,364
Clovis Oncology, Inc. *	5,200	93,392
CRISPR Therapeutics AG *#	1,000	28,570
Esperion Therapeutics, Inc. *	1,100	50,600
Exact Sciences Corporation *	1,000	63,100
Gilead Sciences, Inc.	500	31,275
Intercept Pharmaceuticals, Inc. *	1,100	110,869
Ionis Pharmaceuticals, Inc. *	200	10,812
Ligand Pharmaceuticals, Inc. *	900	122,130
Loxo Oncology, Inc. *	300	42,021
Madrigal Pharmaceuticals, Inc. *	300	33,816
Regeneron Pharmaceuticals, Inc. *	100	37,350
Sarepta Therapeutics, Inc. *	700	76,391
United Therapeutics Corporation *	200	21,780
Vertex Pharmaceuticals, Inc. *	900	149,139
		1,266,929

Capital Markets - 0.8%
The Charles Schwab Corporation	1,500	62,295
CME Group, Inc.	300	56,436
E*TRADE Financial Corporation	1,700	74,596
The Goldman Sachs Group, Inc.	300	50,115
Interactive Brokers Group, Inc., Class A	1,100	60,115
MarketAxess Holdings, Inc.	200	42,262
T. Rowe Price Group, Inc.	1,000	92,320
TD Ameritrade Holding Corporation	800	39,168
		477,307
Chemicals - 0.1%
Ecolab, Inc.	200	29,470
International Flavors & Fragrances, Inc.	300	40,281
		69,751
Commercial Services & Supplies - 0.3%
Copart, Inc. *	2,000	95,560
KAR Auction Services, Inc.	300	14,316
Waste Connections, Inc. #	600	44,550
Waste Management, Inc.	500	44,495
		198,921
Communications Equipment - 3.0%
Arista Networks, Inc. *	200	42,140
Ciena Corporation *	400	13,564
Cisco Systems, Inc.	1,100	47,663
Comtech Telecommunications Corporation	400	9,736
F5 Networks, Inc. *	3,700	599,511
Harris Corporation	300	40,395
Lumentum Holdings, Inc. *	2,700	113,427
Motorola Solutions, Inc.	600	69,024
Palo Alto Networks, Inc. *	2,800	527,380
Ubiquiti Networks, Inc.	3,200	318,112
		1,780,952
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc.	1,100	64,306

Consumer Finance - 0.1%
American Express Company	700	66,724

Containers & Packaging - 0.1%
International Paper Company	800	32,288

Diversified Financial Services - 0.2%
Berkshire Hathaway, Inc., Class B *	700	142,926

Electrical Equipment - 0.1%
Rockwell Automation, Inc.	300	45,144

Electronic Equipment, Instruments & Components - 1.0%
Cognex Corporation	2,600	100,542
Coherent, Inc. *	300	31,713
Tech Data Corporation *	500	40,905
Zebra Technologies Corporation, Class A *	2,600	413,998
		587,158
Entertainment - 1.4%
Live Nation Entertainment, Inc. *	600	29,550
Netflix, Inc. *	2,200	588,852
Spotify Technology SA *#	200	22,700
The Walt Disney Company	1,600	175,440
		816,542
Food & Staples Retailing - 3.7%
Costco Wholesale Corporation	8,800	1,792,648
CVS Health Corporation	168	10,979
PriceSmart, Inc.	600	35,460
Walmart, Inc.	3,600	335,340
		2,174,427
Food Products - 0.1%
The Hershey Company	400	42,872
Sanderson Farms, Inc.	400	39,716
		82,588
Health Care Equipment & Supplies - 3.7%
Abbott Laboratories	3,200	231,456
ABIOMED, Inc. *	300	97,512
Becton, Dickinson and Company	400	90,128
Boston Scientific Corporation *	500	17,670
Danaher Corporation	1,200	123,744
DENTSPLY SIRONA, Inc.	900	33,489
DexCom, Inc. *	2,100	251,580
Edwards Lifesciences Corporation *	2,300	352,291
ICU Medical, Inc. *	200	45,926
Integra LifeSciences Holdings Corporation *	900	40,590
Intuitive Surgical, Inc. *	900	431,028
Medtronic plc #	400	36,384
NuVasive, Inc. *	700	34,692
ResMed, Inc.	400	45,548
Stryker Corporation	700	109,725
Teleflex, Inc.	200	51,696
Varian Medical Systems, Inc. *	1,100	124,641
Zimmer Biomet Holdings, Inc.	900	93,348
		2,211,448
Health Care Providers & Services - 2.0%
Acadia Healthcare Company, Inc. *	900	23,139
Addus HomeCare Corporation *	200	13,576
Amedisys, Inc. *	4,300	503,573
Anthem, Inc.	200	52,526
Centene Corporation *	773	89,127
Cigna Corp.	243	46,226
Encompass Health Corporation	600	37,020
HCA Holdings, Inc.	700	87,115
Molina Healthcare, Inc. *	400	46,488
UnitedHealth Group, Inc.	900	224,208
WellCare Health Plans, Inc. *	200	47,218
		1,170,216

Health Care Technology - 0.5%
Cerner Corporation *	800	41,952
Teladoc Health, Inc. *	2,800	138,796
Veeva Systems, Inc., Class A *	1,000	89,320
		270,068
Hotels, Restaurants & Leisure - 2.7%
BJ's Restaurants, Inc.	800	40,456
Chipotle Mexican Grill, Inc. *	200	86,358
Darden Restaurants, Inc.	800	79,888
Domino's Pizza, Inc.	200	49,598
Hilton Worldwide Holdings, Inc.	500	35,900
Hyatt Hotels Corporation, Class A	400	27,040
Las Vegas Sands Corporation	900	46,845
Marriott International, Inc., Class A	2,080	225,805
McDonald's Corporation	600	106,542
Norwegian Cruise Line Holdings, Ltd. *#	800	33,912
Royal Caribbean Cruises, Ltd. #	800	78,232
Starbucks Corporation	7,200	463,680
Wingstop, Inc.	200	12,838
Yum! Brands, Inc.	3,300	303,336
		1,590,430
Household Durables - 0.1%
Roku, Inc. *	1,100	33,704
Sony Corporation - SP-ADR *	800	38,624
		72,328
Household Products - 0.1%
The Clorox Company	300	46,242

Industrial Conglomerates - 0.1%
Honeywell International, Inc.	400	52,848

Insurance - 0.3%
Aon plc #	300	43,608
Willis Towers Watson plc	700	106,302
		149,910
Interactive Media & Services - 6.8%
Alphabet, Inc., Class A *	1,500	1,567,440
Alphabet, Inc., Class C *	1,700	1,760,537
Match Group, Inc. *	2,200	94,094
TripAdvisor, Inc. *	9,300	501,642
Twitter, Inc. *	2,100	60,354
Zillow Group, Inc., Class C *	2,200	69,476
		4,053,543
Internet & Direct Marketing Retail - 18.8%
Amazon.com, Inc. *	6,300	9,462,411
Booking Holdings, Inc. *	300	516,726
Ctrip.com International, Ltd. - ADR *	900	24,354
Etsy, Inc. *	4,700	223,579
Expedia Group, Inc.	3,805	428,633
GrubHub, Inc. *	500	38,405
JD.com, Inc. - ADR *	1,500	31,395
Nutrisystem, Inc.	700	30,716
Stitch Fix, Inc., Class A *	5,200	88,868
Wayfair, Inc., Class A *	3,100	279,248
		11,124,335

Internet Software & Services - 1.3%
Akamai Technologies, Inc. *	100	6,108
Alibaba Group Holding, Ltd. - SP-ADR *	2,500	342,675
Baidu, Inc. - SP-ADR *	600	95,160
Cimpress N.V. *#	900	93,078
Nutanix, Inc. - Class A *	900	37,431
Tencent Holdings, Ltd. - ADR	1,200	47,364
Weibo Corporation - SP-ADR *	1,400	81,802
Yelp, Inc. *	1,700	59,483
		763,101
IT Services - 5.7%
Accenture plc, Class A #	300	42,303
Automatic Data Processing, Inc.	1,800	236,016
DXC Technology Company	900	47,853
First Data Corporation, Class A *	900	15,219
Fiserv, Inc. *	2,600	191,074
Gartner, Inc. *	500	63,920
International Business Machines Corporation	400	45,468
Jack Henry & Associates, Inc.	200	25,304
MasterCard, Inc., Class A	2,100	396,165
Paychex, Inc.	1,200	78,180
PayPal Holdings, Inc. *	9,100	765,219
Perspecta, Inc.	450	7,749
Shopify, Inc., Class A *#	700	96,915
Square, Inc., Class A *	5,500	308,495
Twilio, Inc., Class A *	2,800	250,040
VeriSign, Inc. *	2,500	370,725
Virtusa Corp. *	200	8,518
Visa, Inc., Class A	2,300	303,462
WEX, Inc. *	200	28,012
Wix.com, Ltd. *	400	36,136
Worldpay, Inc., Class A *	500	38,215
		3,354,988
Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	300	20,238
Bio-Techne Corporation	300	43,416
Illumina, Inc. *	300	89,979
PRA Health Sciences, Inc. *	400	36,784
Thermo Fisher Scientific, Inc.	800	179,032
Waters Corporation *	200	37,730
		407,179
Machinery - 0.8%
Caterpillar, Inc.	1,500	190,605
Deere & Company	300	44,751
Donaldson Company, Inc.	900	39,051
Parker-Hannifin Corporation	400	59,656
Stanley Black & Decker, Inc.	400	47,896
The Toro Company	1,800	100,584
		482,543

Media - 0.3%
Charter Communications, Inc., Class A *	300	85,491
Sirius XM Holdings, Inc.	16,100	91,931
		177,422
Multiline Retail - 0.6%
Big Lots, Inc.	700	20,244
Dillard's, Inc., Class A	500	30,155
Dollar General Corporation	1,300	140,504
Dollar Tree, Inc. *	900	81,288
Nordstrom, Inc.	900	41,949
Target Corporation	400	26,436
		340,576
Personal Products - 0.0%
The Estee Lauder Companies, Inc., Class A	100	13,010

Pharmaceuticals - 1.7%
Allergan plc #	300	40,098
Bristol-Myers Squibb Company	3,400	176,732
Eli Lilly and Company	800	92,576
GW Pharmaceuticals plc - ADR *	400	38,956
Jazz Pharmaceuticals plc *#	400	49,584
Johnson & Johnson	1,000	129,050
Merck & Company, Inc.	3,700	282,717
Pacira Pharmaceuticals, Inc. *	900	38,718
Perrigo Company plc #	400	15,500
Pfizer, Inc.	2,100	91,665
Shire plc - ADR	300	52,212
		1,007,808
Professional Services - 0.8%
Nielsen Holdings plc #	1,400	32,662
Verisk Analytics, Inc. *	4,000	436,160
		468,822
Road & Rail - 0.1%
Canadian Pacific Railway, Ltd. #	300	53,286

Semiconductors & Semiconductor Equipment - 1.6%
Advanced Micro Devices, Inc. *	3,400	62,764
Analog Devices, Inc.	500	42,915
Applied Materials, Inc.	900	29,466
ASML Holding N.V. #	300	46,686
Broadcom, Inc.	700	177,996
First Solar, Inc. *	900	38,210
Integrated Device Technology, Inc. *	900	43,587
Intel Corporation	1,000	46,930
Lam Research Corporation	400	54,468
Marvell Technology Group, Ltd. #	900	14,571
Microchip Technology, Inc.	1,900	136,648
NVIDIA Corporation	1,100	146,850
QUALCOMM, Inc.	800	45,528
Texas Instruments, Inc.	700	66,150
		952,769

Software - 11.7%
Adobe, Inc. *	3,100	701,344
Altair Engineering, Inc. *	800	22,064
ANSYS, Inc. *	300	42,882
Aspen Technology, Inc. *	200	16,436
Autodesk, Inc. *	2,700	347,247
Bottomline Technologies DE, Inc. *	1,500	72,000
Box, Inc. *	2,200	37,136
Check Point Software Technologies, Ltd. *#	500	51,325
Citrix Systems, Inc.	3,600	368,856
CommVault Systems, Inc. *	800	47,272
Coupa Software, Inc. *	800	50,288
CyberArk Software, Ltd. *#	1,100	81,554
Fair Isaac Corporation *	200	37,400
Fortinet, Inc. *	9,500	669,085
Intuit, Inc.	800	157,480
Microsoft Corporation	2,700	274,239
Oracle Corporation	1,100	49,665
Paylocity Holding Corporation *	1,200	72,252
Progress Software Corporation	300	10,647
PTC, Inc. *	1,100	91,190
Qualys, Inc. *	1,000	74,740
Salesforce.com, Inc. *	10,300	1,410,791
ServiceNow, Inc. *	800	142,440
Splunk, Inc. *	1,900	199,215
Synopsys, Inc. *	600	50,544
Tableau Software, Inc., Class A *	1,500	180,000
The Trade Desk, Inc., Class A *	2,700	313,362
The Ultimate Software Group, Inc. *	100	24,487
Varonis Systems, Inc. *	700	37,030
VMware, Inc., Class A *	4,400	603,372
Workday, Inc., Class A *	3,800	606,784
Zscaler, Inc. *	1,400	54,894
		6,898,021
Specialty Retail - 4.5%
Advance Auto Parts, Inc.	300	47,238
AutoZone, Inc. *	250	209,585
Best Buy Company, Inc.	3,400	180,064
The Children's Place, Inc.	700	63,063
Five Below, Inc. *	1,900	194,408
The Home Depot, Inc.	2,800	481,096
Lowe's Companies, Inc.	3,500	323,260
O'Reilly Automotive, Inc. *	200	68,866
RH *	1,000	119,820
Ross Stores, Inc.	8,300	690,560
Tiffany & Company	300	24,153
The TJX Companies, Inc.	1,700	76,058
Tractor Supply Company	800	66,752
Ulta Beauty, Inc. *	500	122,420
		2,667,343

Technology Hardware, Storage & Peripherals - 1.6%
Apple, Inc.	5,200	820,248
NetApp, Inc.	1,800	107,406
		927,654
Textiles, Apparel & Luxury Goods - 0.8%
Canada Goose Holdings, Inc. *#	500	21,860
lululemon athletica, Inc. *	1,200	145,932
Michael Kors Holdings, Ltd. *#	900	34,128
NIKE, Inc., Class B	2,000	148,280
Ralph Lauren Corporation	1,000	103,460
		453,660
Wireless Telecommunication Services - 0.1%
Telephone and Data Systems, Inc.	600	19,524
T-Mobile US, Inc. *	800	50,888
		70,412
TOTAL COMMON STOCKS
(cost $38,192,241)		48,795,116

CLOSED-END FUNDS - 0.1% (a)
Altaba, Inc. *	1000	$57,940
TOTAL CLOSED-END FUNDS		57,940
(cost $59,123)

PUBLICLY TRADED PARTNERSHIPS - 0.1% (a)
Capital Markets - 0.1%
The Blackstone Group L.P.	900	26,829
TOTAL PUBLICLY TRADED PARTNERSHIPS
(cost $27,608)		26,829

REITS - 0.2% (a)
Boston Properties, Inc.	300	33,765
STORE Capital Corp.	1,400	39,634
Uniti Group, Inc.	1,500	23,355
TOTAL REITS
(cost $110,692)		96,754

SHORT-TERM INVESTMENTS - 30.9% (a)
Money Market Fund - 30.9%
Fidelity Institutional Government Portfolio, Institutional Share Class,	5,917,259	5,917,259
Institutional Share Class, 2.25%^
First American Government Obligations Fund,	5,917,259	5,917,259
Share Class X, 2.30%^
Morgan Stanley Institutional Liquidity Funds - Government Portfolio,	547,753	547,753
Institutional Share Class, 2.32%^
STIT - Government & Agency Portfolio,	5,917,259	5,917,259
Institutional Share Class, 2.30%^
TOTAL MONEY MARKET FUNDS
(cost $18,299,530)		18,299,530

TOTAL INVESTMENTS - 113.7%
(cost $56,689,194)	67,276,169
Cash and receivables, less liabilities - (13.7)% (a)	(8,081,347)
TOTAL NET ASSETS - 100.0%	$59,194,822

^	Rate shown in the 7-day effective yield December 31, 2018.
*	Non-income producing security.
#	Foreign Issued security.
(a)	Percentages for the various classifications relate to net assets.
ADR –	Unsponsored American Depositary Receipt
AG –	German Public Limited Company
A/S –	Danish Stock-Based Corporation
N.V. –	Dutch Public Limited Liability Company
plc –	Public Limited Company
REITs –	Real Estate Investment Trusts
SP-ADR –	Sponsored American Depositary Receipt

Summary of Fair Value Exposure

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Fund.

Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded (other than The NASDAQ OMX Group, Inc., referred to as “NASDAQ”), or if no sale is reported, the latest bid price.  Securities which are traded on NASDAQ (including closed-end funds) under one of its three listing tiers, NASDAQ Global Market, NASDAQ Global Select Market and NASDAQ Capital Market, are valued at the NASDAQ Official Closing Price, or if no sale is reported, the latest bid price.  Short-term investments with maturities of 60 days or less may be valued on an amortized cost basis to the extent it is equivalent to fair value, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument. Amortized cost will not be used if its use would be inappropriate due to credit or other impairments of the issuer. Money market funds are valued at their net asset value per share. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser under the supervision of the Board of Directors. The fair value of a security is the amount which the Fund might receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the New York Stock Exchange.

Under accounting principles generally accepted in the United States of America (“GAAP”), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by generally requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of December 31, 2018, based on the inputs used to value them:

Valuation Inputs	Investments in Securities
Level 1 - Common Stock	$48,795,116
Money Market Funds	18,299,530
Closed-End Funds	57,940
REITS	96,754
Publicaly Traded Partnerships	26,829
Total Level 1	67,276,169

Level 2 - None	-
Level 3 - None	-
Total	$67,276,169

It is the Fund’s policy to recognize transfers between levels at the end of the reporting period. For the period ended December 31, 2018, there were no transfers between levels. The Fund did not invest in any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Reynolds Blue Chip Growth Fund

By (Signature and Title)  /s/ Frederick L. Reynolds
                                          Frederick L. Reynolds, President and Treasurer

Date                                February 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Frederick L. Reynolds
                                           Frederick L. Reynolds, President and Treasurer

Date                                February 26, 2019

* Print the name and title of each signing officer under his or her signature.